ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Balance Sheets) (Details) (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	125,629,779	125,629,779
Treasury stock, shares	2,032,278	2,032,278